CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Class A ordinary shares USD ($)	Dec. 31, 2013 Class A ordinary shares CNY	Dec. 31, 2012 Class A ordinary shares CNY	Dec. 31, 2013 Class B ordinary shares USD ($)	Dec. 31, 2013 Class B ordinary shares CNY	Dec. 31, 2012 Class B ordinary shares CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2013 Parent company Class A ordinary shares USD ($)	Dec. 31, 2013 Parent company Class A ordinary shares CNY	Dec. 31, 2012 Parent company Class A ordinary shares CNY	Dec. 31, 2013 Parent company Class B ordinary shares USD ($)	Dec. 31, 2013 Parent company Class B ordinary shares CNY	Dec. 31, 2012 Parent company Class B ordinary shares CNY
Current assets:
Cash and cash equivalents	$ 291,429	1,764,221	$ 273,528	1,655,857	2,292,538	1,811,423							$ 171,622	1,038,947	$ 137,306	831,208	1,925,447	1,538,344
Short-term investments	232,823	1,409,439		2,110,073									232,823	1,409,439		2,049,977
Intangible assets, net	8,580	51,942		19,607									1,625	9,836		11,460
Due from subsidiaries													197,194	1,193,761		785,441
Prepayments and other assets	13,595	82,300		64,909									556	3,358		5,008
Total current assets	774,479	4,688,455		4,802,715									603,820	3,655,341		3,683,094
Non-current assets:
Property and equipment, net	36,710	222,229		200,681												7
Intangible assets, net	197,841	1,197,671		1,304,923									6,392	38,703		10,869
Prepayments and other assets	32,683	197,856		229,185									95	578		21
Long-term investments in subsidiaries													879,509	5,324,281		5,684,349
Total non-current assets	971,554	5,881,501		5,990,359									885,996	5,363,562		5,695,246
TOTAL ASSETS	1,746,033	10,569,956		10,793,074									1,489,816	9,018,903		9,378,340
Current liabilities:
Accounts payable	35,321	213,825		181,878									3,351	20,288		8,455
Accrued expenses and other liabilities	185,729	1,124,342		981,353									2,559	15,496		5,571
Current portion of long-term debt				7,441												7,441
Total current liabilities	225,193	1,363,248		1,192,275									5,910	35,784		21,467
Total liabilities	262,127	1,586,837		1,436,201									5,910	35,784		21,467
Shareholders' equity:
Ordinary shares							25	154	149	8	49	49							25	154	149	8	49	49
Additional paid-in capital	1,826,711	11,058,360		10,768,204									1,826,711	11,058,360		10,768,204
Accumulated other comprehensive loss	(32,881)	(199,053)		(115,882)									(32,881)	(199,053)		(115,882)
Accumulated deficit													(309,957)	(1,876,391)		(1,295,647)
Total shareholders' equity	1,483,906	8,983,119		9,356,873	4,205,177	1,911,488							1,483,906	8,983,119		9,356,873
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,746,033	10,569,956		10,793,074									$ 1,489,816	9,018,903		9,378,340